Company Description	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Description
1.	Nature of Operations and Basis of Presentation

Nature of Operations

Nobilis Health Corp. was incorporated on March 16, 2007 under the name “Northstar Healthcare Inc.” pursuant to the provisions of the British Columbia Business Corporations Act (“BCBCA”). On December 5, 2014, Northstar Healthcare Inc. changed its name to Nobilis Health Corp. (the “Company”, “we”, “our”, “us”).

We own and manage healthcare facilities (the “Nobilis Facilities”) in Texas and Arizona; including hospitals and ambulatory surgery centers (“ASC”), referred to as the “Nobilis ASCs”. The Nobilis ASCs are licensed ASCs that provide scheduled surgical procedures in a limited number of clinical specialties, which enables them to develop routines, procedures and protocols to maximize operating efficiency and productivity while offering an enhanced healthcare experience for both physicians and patients. In December 2014, the Company expanded its services to health care marketing and factoring of receivables when it acquired 100% interests of Athas Health, LLC (“Athas”).

The Nobilis ASCs do not offer the full range of services typically found in traditional hospitals, but instead focus on certain clinical specialties, including orthopedic surgery, podiatric surgery, ENT, pain management, gastro- intestinal, gynecology, and general surgery. Nobilis’ hospitals focus on these same specialties with the ability to take on more complex cases.

The accompanying consolidated financial statements should be read in conjunction with the consolidated financial statements incorporated by reference in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 (the “Annual Report”). If not materially different, certain footnote disclosures included in the Annual Report have been omitted from this Quarterly Report on 10-Q.

The interim consolidated financial information in this report has not been audited. In the opinion of management, all adjustments, which consist of normal recurring adjustments necessary for a fair statement of the interim period consolidated financial statements, have been made. Results of operations reported for the interim periods are not necessarily indicative of results for the entire year.

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, and the disclosures of contingent assets and liabilities. These accounting estimates reflect the best judgement of management, but actual results could differ.

For comparability, certain prior period amounts have been reclassified, where appropriate, to conform to the financial statement presentation used in the current period.

Recent Accounting Pronouncements

In May 2014, Financial Accounting Standards Board (“FASB”) issued guidance that introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This guidance also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. In April 2015, the FASB decided to delay the effective date for the guidance. The guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The Company is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In June 2014, the FASB issued amended guidance on the accounting for certain share-based employee compensation awards. The amended guidance applies to share-based employee compensation awards that include a performance target that affects vesting when the performance target can be achieved after the requisite service period. These targets are to be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award and compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. The amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company does not expect adoption will have a material impact on its consolidated financial statements.

In February 2015, the FASB issued amended guidance on the consolidation of legal entities including limited partnerships and limited liability corporations. The guidance modifies the consolidation models to be analyzed in determining whether a reporting entity should consolidate certain types of legal entities. The guidance must be applied using one of two retrospective application methods and will be effective for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The Company does not expect adoption will have a material impact on its consolidated financial statements.

In April 2015, the FASB issued guidance in order to simplify the presentation of debt issuance costs. The guidance requires that debt issuance costs related to a recognized debt liability be presented as a direct deduction from the carrying amount of the debt liability rather than as a deferred charge asset as required under current guidance. The guidance also requires that the amortization of debt issuance costs be reported as interest expense. The guidance is effective for the Company starting January 1, 2016 and must be applied on a retrospective basis. Early adoption is permitted. The Company has chosen to early adopt this guidance as of the interim period ended March 31, 2015. No retrospective application was deemed necessary, as the Company did not have any debt issuance costs prior to the three months ended March 31, 2015. Approximately $0.6 million of debt issuance costs have been deducted from the carrying amount of debt as of June 30, 2015.

In June 2015, the FASB issued Accounting Standards Update No. 2015-10: Technical Corrections and Improvements (ASU 2015-10). ASU 2015-10 is part of an initiative to clarify the Accounting Standards Codification (Codification), correct unintended application of guidance, and make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. ASU 2015-10 covers a wide range of topics in the Codification and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015; early adoption is permitted. The Company is currently evaluating the provisions of this accounting update and assessing the impact, if any, it may have on its financial position and results of operations.

1. Company Description

Nobilis Health Corp. was incorporated on March 16, 2007 under the name “Northstar Healthcare Inc.” pursuant to the provisions of the British Columbia Business Corporations Act (“BCBCA” ). On December 5, 2014, Northstar Healthcare Inc. changed its name to Nobilis Health Corp. Our registered office is located at Suite 400, 570 Granville Street, Vancouver, British Columbia V6C 3P1 and our corporate office is located at 4120 Southwest Freeway, Suite 150, Houston, Texas 77027. Our common shares are and have been publicly traded on the Toronto Stock Exchange under the symbol “NHC” since May 2007.

We own and manage nine healthcare facilities (the “Nobilis Facilities”) in Texas and Arizona; two MRI centers, an urgent care center, one hospital and five ambulatory surgery centers (“ASC”), referred to as the “Nobilis ASCs” of which three are located in Houston, Texas, one in Dallas, Texas and one in Scottsdale, Arizona. The Nobilis ASCs are licensed ambulatory surgery centers that provide scheduled surgical procedures in a limited number of clinical specialties, which enables them to develop routines, procedures and protocols to maximize operating efficiency and productivity while offering an enhanced healthcare experience for both physicians and patients.

The Nobilis ASCs do not offer the full range of services typically found in traditional hospitals, but instead focus on certain clinical specialties, including orthopedic surgery, podiatric surgery, ENT, pain management, gastro- intestinal, gynecology, and general surgery. Nobilis’ hospital focuses on these same specialties with the ability to take on more complex instances.

In December 2014, the Company expanded its services to health care marketing and factoring of receivables when it acquired 100% interests of Athas Health, LLC (“Athas”).